Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contracted cost	$ 6,800,000
Damage amount	6,050,000
Property and equipment payment	7,233,000	$ 1,800,000
Second Phase [Member]
Contracted cost	$ 6,000,000